Distribution Date:	12/17/25	Morgan Stanley Capital I Trust 2018-L1
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2018-L1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley & Co. Incorporated
Certificate Factor Detail	3		General Information Number	(212) 761-4700
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-14		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691QAA6	3.362000%	19,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691QAB4	4.288000%	36,700,000.00	3,618,148.11	3,618,148.11	12,928.85	54,799.11	0.00	3,685,876.07	0.00	0.00%	30.00%
A-SB	61691QAC2	4.238000%	32,900,000.00	18,611,353.58	628,492.01	65,729.10	8,958.57	0.00	703,179.68	17,982,861.57	32.98%	30.00%
A-3	61691QAD0	4.139000%	213,200,000.00	213,200,000.00	8,058,814.78	735,362.33	100,645.00	0.00	8,894,822.11	205,141,185.22	32.98%	30.00%
A-4	61691QAE8	4.407000%	312,941,000.00	312,941,000.00	0.00	1,149,275.82	0.00	0.00	1,149,275.82	312,941,000.00	32.98%	30.00%
A-S	61691QAH1	4.637000%	94,529,000.00	94,529,000.00	0.00	365,275.81	0.00	0.00	365,275.81	94,529,000.00	21.16%	19.25%
B	61691QAJ7	4.720288%	35,174,000.00	35,174,000.00	0.00	138,359.50	0.00	0.00	138,359.50	35,174,000.00	16.77%	15.25%
C	61691QAK4	4.793288%	36,273,000.00	36,273,000.00	0.00	144,889.11	0.00	0.00	144,889.11	36,273,000.00	12.23%	11.13%
D	61691QAN8	3.000000%	21,984,000.00	21,984,000.00	0.00	54,960.00	0.00	0.00	54,960.00	21,984,000.00	9.48%	8.63%
E	61691QAQ1	3.000000%	18,686,000.00	18,686,000.00	0.00	46,715.00	0.00	0.00	46,715.00	18,686,000.00	7.15%	6.50%
F-RR	61691QAT5	4.793288%	10,991,000.00	10,991,000.00	0.00	43,902.52	0.00	0.00	43,902.52	10,991,000.00	5.77%	5.25%
G-RR	61691QAV0	4.793288%	8,794,000.00	8,794,000.00	0.00	35,126.81	0.00	0.00	35,126.81	8,794,000.00	4.67%	4.25%
H-RR	61691QAX6	4.793288%	8,793,000.00	8,793,000.00	0.00	35,122.82	0.00	0.00	35,122.82	8,793,000.00	3.57%	3.25%
J-RR*	61691QAZ1	4.793288%	28,579,579.00	28,579,579.00	0.00	95,534.74	0.00	0.00	95,534.74	28,579,579.00	0.00%	0.00%
VRR Interest	BCC2HYJ60	4.793288%	21,254,129.53	19,630,590.24	297,428.04	77,962.41	4,647.93	0.00	380,038.38	19,333,162.20	0.00%	0.00%
V	61691QBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691QBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,598,708.53	831,804,670.93	12,602,882.94	3,001,144.82	169,050.61	0.00	15,773,078.37	819,201,787.99

X-A	61691QAF5	0.497004%	615,541,000.00	548,370,501.69	0.00	227,118.60	27,895.39	0.00	255,013.99	536,065,046.79
X-B	61691QAG3	0.133701%	129,703,000.00	129,703,000.00	0.00	14,451.19	0.00	0.00	14,451.19	129,703,000.00
X-D	61691QAL2	1.793288%	40,670,000.00	40,670,000.00	0.00	60,777.51	0.00	0.00	60,777.51	40,670,000.00
Notional SubTotal			785,914,000.00	718,743,501.69	0.00	302,347.30	27,895.39	0.00	330,242.69	706,438,046.79

Deal Distribution Total					12,602,882.94	3,303,492.12	196,946.00	0.00	16,103,321.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691QAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691QAB4	98.58714196	98.58714196	0.35228474	0.00000000	0.00000000	1.49316376	0.00000000	100.43259046	0.00000000
A-SB	61691QAC2	565.69463769	19.10310061	1.99784498	0.00000000	0.00000000	0.27229696	0.00000000	21.37324255	546.59153708
A-3	61691QAD0	1,000.00000000	37.79931886	3.44916665	0.00000000	0.00000000	0.47206848	0.00000000	41.72055399	962.20068114
A-4	61691QAE8	1,000.00000000	0.00000000	3.67249999	0.00000000	0.00000000	0.00000000	0.00000000	3.67249999	1,000.00000000
A-S	61691QAH1	1,000.00000000	0.00000000	3.86416666	0.00000000	0.00000000	0.00000000	0.00000000	3.86416666	1,000.00000000
B	61691QAJ7	1,000.00000000	0.00000000	3.93357309	0.00000000	0.00000000	0.00000000	0.00000000	3.93357309	1,000.00000000
C	61691QAK4	1,000.00000000	0.00000000	3.99440658	0.00000000	0.00000000	0.00000000	0.00000000	3.99440658	1,000.00000000
D	61691QAN8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61691QAQ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61691QAT5	1,000.00000000	0.00000000	3.99440633	0.00000000	0.00000000	0.00000000	0.00000000	3.99440633	1,000.00000000
G-RR	61691QAV0	1,000.00000000	0.00000000	3.99440641	0.00000000	0.00000000	0.00000000	0.00000000	3.99440641	1,000.00000000
H-RR	61691QAX6	1,000.00000000	0.00000000	3.99440691	0.00000000	0.00000000	0.00000000	0.00000000	3.99440691	1,000.00000000
J-RR	61691QAZ1	1,000.00000000	0.00000000	3.34276233	0.65164431	21.93646274	0.00000000	0.00000000	3.34276233	1,000.00000000
VRR Interest	BCC2HYJ60	923.61299541	13.99389420	3.66810647	0.02117894	0.71295839	0.21868362	0.00000000	17.88068429	909.61910121
V	61691QBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691QBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691QAF5	890.87567147	0.00000000	0.36897396	0.00000000	0.00000000	0.04531849	0.00000000	0.41429245	870.88438754
X-B	61691QAG3	1,000.00000000	0.00000000	0.11141755	0.00000000	0.00000000	0.00000000	0.00000000	0.11141755	1,000.00000000
X-D	61691QAL2	1,000.00000000	0.00000000	1.49440644	0.00000000	0.00000000	0.00000000	0.00000000	1.49440644	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/25 - 11/30/25	30	0.00	12,928.85	0.00	12,928.85	0.00	0.00	0.00	12,928.85	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	65,729.10	0.00	65,729.10	0.00	0.00	0.00	65,729.10	0.00
A-3	11/01/25 - 11/30/25	30	0.00	735,362.33	0.00	735,362.33	0.00	0.00	0.00	735,362.33	0.00
A-4	11/01/25 - 11/30/25	30	0.00	1,149,275.82	0.00	1,149,275.82	0.00	0.00	0.00	1,149,275.82	0.00
X-A	11/01/25 - 11/30/25	30	0.00	227,118.60	0.00	227,118.60	0.00	0.00	0.00	227,118.60	0.00
X-B	11/01/25 - 11/30/25	30	0.00	14,451.19	0.00	14,451.19	0.00	0.00	0.00	14,451.19	0.00
A-S	11/01/25 - 11/30/25	30	0.00	365,275.81	0.00	365,275.81	0.00	0.00	0.00	365,275.81	0.00
B	11/01/25 - 11/30/25	30	0.00	138,359.50	0.00	138,359.50	0.00	0.00	0.00	138,359.50	0.00
C	11/01/25 - 11/30/25	30	0.00	144,889.11	0.00	144,889.11	0.00	0.00	0.00	144,889.11	0.00
X-D	11/01/25 - 11/30/25	30	0.00	60,777.51	0.00	60,777.51	0.00	0.00	0.00	60,777.51	0.00
D	11/01/25 - 11/30/25	30	0.00	54,960.00	0.00	54,960.00	0.00	0.00	0.00	54,960.00	0.00
E	11/01/25 - 11/30/25	30	0.00	46,715.00	0.00	46,715.00	0.00	0.00	0.00	46,715.00	0.00
F-RR	11/01/25 - 11/30/25	30	0.00	43,902.52	0.00	43,902.52	0.00	0.00	0.00	43,902.52	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	35,126.81	0.00	35,126.81	0.00	0.00	0.00	35,126.81	0.00
H-RR	11/01/25 - 11/30/25	30	0.00	35,122.82	0.00	35,122.82	0.00	0.00	0.00	35,122.82	0.00
J-RR	11/01/25 - 11/30/25	30	605,890.97	114,158.46	0.00	114,158.46	18,623.72	0.00	0.00	95,534.74	626,934.87
VRR Interest	11/01/25 - 11/30/25	30	14,644.67	78,412.56	0.00	78,412.56	450.14	0.00	0.00	77,962.41	15,153.31
Totals			620,535.64	3,322,565.99	0.00	3,322,565.99	19,073.86	0.00	0.00	3,303,492.12	642,088.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	16,103,321.06
VRR Interest Available Funds Amount	375,390.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,338,754.18	Master Servicing Fee	8,840.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,580.02
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.59
ARD Interest	0.00	Operating Advisor Fee	1,213.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,338,754.18	Total Fees	16,188.21

Principal		Expenses/Reimbursements
Scheduled Principal	643,682.94	Reimbursement for Interest on Advances	1.88
Unscheduled Principal Collections		ASER Amount	(188.43)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,260.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	11,959,200.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,602,882.94	Total Expenses/Reimbursements	19,073.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	196,946.00	Interest Distribution	3,303,492.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,602,882.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	196,946.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	196,946.00	Total Payments to Certificateholders and Others	16,103,321.06
Total Funds Collected	16,138,583.12	Total Funds Distributed	16,138,583.13

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	831,804,671.48	831,804,671.48	Beginning Certificate Balance	831,804,670.93
(-) Scheduled Principal Collections	643,682.94	643,682.94	(-) Principal Distributions	12,602,882.94
(-) Unscheduled Principal Collections	11,959,200.00	11,959,200.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	819,201,788.54	819,201,788.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	831,839,032.46	831,839,032.46	Ending Certificate Balance	819,201,787.99
Ending Actual Collateral Balance	819,213,244.69	819,213,244.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.55)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.55)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP
10,000,000 or less	25	154,220,086.69	18.83%	33	5.1306	2.016780	1.40 or less	7	116,325,987.19	14.20%	32	5.0676	0.875352
10,000,001 to 20,000,000	8	133,190,684.68	16.26%	31	4.6422	2.075876	1.41 to 1.60	4	55,986,209.51	6.83%	33	5.1304	1.465916
20,000,001 to 30,000,000	9	226,592,157.10	27.66%	25	4.9320	1.665133	1.61 to 1.80	9	116,628,852.95	14.24%	32	4.9037	1.646155
30,000,001 to 40,000,000	3	113,091,563.89	13.81%	33	4.9035	2.117039	1.81 to 2.00	8	138,335,251.79	16.89%	20	5.0014	1.880927
40,000,001 to 55,000,000	2	91,450,002.30	11.16%	32	4.4919	1.753288	2.01 to 2.20	6	78,169,681.41	9.54%	33	4.8497	2.051087
55,000,001 or greater	1	60,000,000.00	7.32%	31	4.1212	2.420000	2.21 or greater	14	273,098,511.81	33.34%	31	4.4675	2.612102
Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374	Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP
							Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP
Alabama	2	16,765,733.09	2.05%	31	4.6460	2.027425
							Industrial	7	31,137,662.22	3.80%	32	5.0491	2.561602
Arizona	9	65,269,002.55	7.97%	33	4.8769	2.261514
							Lodging	11	102,625,227.01	12.53%	32	4.9101	1.781968
California	9	113,484,741.04	13.85%	31	4.4881	2.158308
							Mixed Use	8	94,742,979.69	11.57%	33	4.9080	1.838459
Connecticut	1	3,500,000.00	0.43%	33	5.2700	1.540000
							Multi-Family	5	67,850,000.00	8.28%	30	4.3067	1.619285
Florida	9	110,702,941.97	13.51%	31	4.5243	2.174760
							Office	12	186,523,937.41	22.77%	23	5.0445	1.624192
Georgia	2	44,396,067.95	5.42%	33	4.8804	1.545370
							Retail	26	265,724,869.88	32.44%	32	4.6235	2.199738
Illinois	3	11,917,116.43	1.45%	31	4.8969	1.415069
							Self Storage	4	29,939,818.43	3.65%	33	5.0717	2.525601
Indiana	2	35,335,821.70	4.31%	(17)	4.9824	1.868120
							Totals	77	819,201,788.54	100.00%	30	4.8238	1.918374
Louisiana	1	9,800,000.00	1.20%	32	4.8200	2.570000

Massachusetts	2	16,999,150.90	2.08%	31	4.4063	1.532958

Michigan	1	4,635,556.83	0.57%	34	5.4870	1.670000

Minnesota	1	39,344,027.17	4.80%	33	5.1360	1.450000

Missouri	1	40,000,000.00	4.88%	32	4.4330	2.990000

Nevada	2	11,140,447.68	1.36%	32	4.7351	2.051743

New Jersey	9	39,155,311.91	4.78%	34	5.5367	1.696380

New York	7	105,215,117.32	12.84%	33	5.0014	1.666088

Ohio	3	36,499,614.40	4.46%	32	4.8578	2.609494

Pennsylvania	1	28,928,057.95	3.53%	32	4.7000	1.330000

Tennessee	2	20,650,000.00	2.52%	33	5.2100	(0.030000)

Texas	4	19,700,696.40	2.40%	33	4.9904	2.232707

Washington, DC	2	5,105,089.37	0.62%	31	4.2850	1.630000

Totals	77	819,201,788.54	100.00%	30	4.8238	1.918374

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP
	4.4999% or less	7	217,406,926.00	26.54%	30	4.1664	2.337299	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	15	273,250,409.65	33.36%	26	4.8464	1.940265	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	26	287,887,159.01	35.14%	33	5.2437	1.637640	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	48	778,544,494.66	95.04%	30	4.8034	1.939232
								Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP
	60 months or less	48	778,544,494.66	95.04%	30	4.8034	1.939232	Interest Only	23	438,361,926.00	53.51%	28	4.6309	2.168290
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	340,182,568.66	41.53%	33	5.0257	1.644068
	Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	40,657,293.88	4.96%	33	5.2136	NAP			No outstanding loans in this group
Underwriter's Information		1	30,000,000.00	3.66%	(26)	4.8974	1.850000
	12 months or less	47	748,544,494.66	91.37%	32	4.7997	1.942809
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	819,201,788.54	100.00%	30	4.8238	1.918374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30315075	RT	Aventura	FL	Actual/360	4.121%	206,062.50	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	12/01/25
2	30315076	Various Various		Various	Actual/360	4.315%	121,199.72	11,959,200.00	0.00	N/A	05/01/28	--	33,705,600.00	21,746,400.00	12/01/25
3A6	30315077	Various Various		Various	Actual/360	4.285%	182,766.98	0.00	0.00	N/A	07/07/28	--	51,183,285.44	51,183,285.44	12/07/25
3B2	30315078	Various Various		Various	Actual/360	4.285%	15,987.48	0.00	0.00	N/A	07/07/28	--	4,477,240.56	4,477,240.56	12/07/25
4	30315079	LO	Various	Various	Actual/360	4.755%	159,874.74	80,221.69	0.00	N/A	09/01/28	--	40,346,938.55	40,266,716.86	12/01/25
5	30315081	OF	Bloomington	MN	Actual/360	5.136%	168,650.60	60,318.28	0.00	N/A	09/06/28	--	39,404,345.45	39,344,027.17	12/06/25
6A1A3	30315082	MF	San Francisco	CA	Actual/360	3.722%	62,030.30	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	12/06/25
6A1A4	30315083	MF	San Francisco	CA	Actual/360	3.722%	62,030.30	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	12/06/25
7	30315084	RT	Frontenac	MO	Actual/360	4.433%	147,766.67	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	12/01/25
8	30315087	MU	Greenlawn	NY	Actual/360	5.190%	146,229.47	62,746.48	0.00	N/A	10/01/28	--	33,810,283.20	33,747,536.72	12/01/25
9A1	30315088	RT	Goodyear	AZ	Actual/360	4.800%	73,194.70	31,738.37	0.00	N/A	08/01/28	--	18,298,675.95	18,266,937.58	12/01/25
9A2	30315132	RT	Goodyear	AZ	Actual/360	4.800%	56,085.44	24,319.53	0.00	N/A	08/01/28	--	14,021,360.05	13,997,040.52	12/01/25
10	30315089	LO	Atlanta	GA	Actual/360	4.970%	123,101.95	53,444.63	0.00	N/A	09/06/28	--	29,722,806.00	29,669,361.37	12/06/25
11	30315090	OF	Indianapolis	IN	Actual/360	4.897%	122,435.00	0.00	0.00	N/A	10/01/23	--	30,000,000.00	30,000,000.00	11/01/25
12	30315092	OF	Canonsburg	PA	Actual/360	4.700%	113,466.55	42,124.79	0.00	N/A	08/06/28	--	28,970,182.74	28,928,057.95	12/06/25
13	30315093	OF	Rochester	NY	Actual/360	5.440%	119,371.26	38,557.21	0.00	N/A	08/01/28	--	26,331,894.99	26,293,337.78	12/01/25
14	30315094	OF	Columbus	OH	Actual/360	4.942%	109,352.81	0.00	0.00	N/A	08/06/28	--	26,550,000.00	26,550,000.00	12/06/25
15A4	30315095	LO	Key Largo	FL	Actual/360	5.144%	39,312.65	15,253.01	0.00	N/A	06/06/28	--	9,170,912.53	9,155,659.52	12/06/25
15A5	30315096	LO	Key Largo	FL	Actual/360	5.144%	39,312.65	15,253.01	0.00	N/A	06/06/28	--	9,170,912.53	9,155,659.52	12/06/25
15A6	30315097	LO	Key Largo	FL	Actual/360	5.144%	19,656.32	7,626.51	0.00	N/A	06/06/28	--	4,585,456.26	4,577,829.75	12/06/25
16A2	30315038	Various Various		NJ	Actual/360	5.853%	73,162.50	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	11/06/25
16A5	30315041	Various Various		NJ	Actual/360	5.853%	48,775.00	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	11/06/25
17	30315098	RT	Various	AZ	Actual/360	4.900%	91,997.50	0.00	0.00	N/A	10/01/28	--	22,530,000.00	22,530,000.00	12/01/25
18	30315099	MF	Memphis	TN	Actual/360	5.210%	89,655.42	0.00	0.00	N/A	09/06/28	--	20,650,000.00	20,650,000.00	08/06/25
19	30315100	SS	Various	NY	Actual/360	5.000%	84,270.83	0.00	0.00	N/A	09/01/28	--	20,225,000.00	20,225,000.00	12/01/25
20	30315101	MU	Mammoth Lakes	CA	Actual/360	4.960%	75,226.67	0.00	0.00	N/A	09/06/28	--	18,200,000.00	18,200,000.00	12/06/25
21	30315102	IN	Chatsworth	CA	Actual/360	5.020%	68,906.74	22,560.84	0.00	N/A	09/01/28	--	16,471,731.57	16,449,170.73	12/01/25
22	30315103	RT	Statesboro	GA	Actual/360	4.700%	57,780.84	25,849.51	0.00	N/A	09/01/28	--	14,752,556.09	14,726,706.58	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30315104	RT	Chino Hills	CA	Actual/360	5.175%	56,062.50	0.00	0.00	N/A	06/01/28	--	13,000,000.00	13,000,000.00	12/01/25
24	30315105	OF	Bloomfield Hills	MI	Actual/360	5.350%	45,570.01	18,647.56	0.00	N/A	09/06/28	--	10,221,310.47	10,202,662.91	12/06/25
25	30315106	IN	Riverview	FL	Actual/360	5.119%	41,014.00	14,758.08	0.00	N/A	09/06/28	--	9,614,534.82	9,599,776.74	12/06/25
26	30315107	LO	New Orleans	LA	Actual/360	4.820%	39,363.33	0.00	0.00	N/A	08/06/28	--	9,800,000.00	9,800,000.00	12/06/25
27	30315108	RT	Madison	AL	Actual/360	5.000%	33,810.80	12,624.27	0.00	N/A	10/01/28	--	8,114,591.60	8,101,967.33	12/01/25
28	30315109	RT	Escondido	CA	Actual/360	5.018%	35,962.33	0.00	0.00	N/A	10/01/28	--	8,600,000.00	8,600,000.00	12/01/25
29	30315110	LO	San Antonio	TX	Actual/360	5.830%	35,584.36	18,935.32	0.00	N/A	10/01/28	--	7,324,395.56	7,305,460.24	12/01/25
31	30315112	MU	Sewell	NJ	Actual/360	5.230%	29,032.27	12,290.15	0.00	N/A	10/06/28	--	6,661,324.29	6,649,034.14	12/06/25
32	30315113	RT	Austin	TX	Actual/360	5.058%	29,325.34	10,040.75	0.00	N/A	10/06/28	--	6,957,375.82	6,947,335.07	12/06/25
33	30315114	MF	Las Vegas	NV	Actual/360	4.965%	29,790.00	0.00	0.00	N/A	09/01/28	--	7,200,000.00	7,200,000.00	12/01/25
34	30315115	RT	Oro Valley	AZ	Actual/360	5.160%	26,262.18	11,456.15	0.00	N/A	09/01/28	--	6,107,483.87	6,096,027.72	11/01/25
35	30315116	RT	Sandy	UT	Actual/360	4.809%	26,850.25	0.00	0.00	N/A	09/06/28	--	6,700,000.00	6,700,000.00	12/06/25
36	30315117	SS	Indianapolis	IN	Actual/360	5.460%	24,321.65	9,595.26	0.00	N/A	09/01/28	--	5,345,416.96	5,335,821.70	12/01/25
37	30315118	MU	Palm Beach Gardens FL		Actual/360	5.199%	21,877.54	9,418.26	0.00	N/A	09/06/28	--	5,049,633.27	5,040,215.01	12/06/25
38	30315119	OF	San Diego	CA	Actual/360	4.755%	22,190.00	0.00	0.00	N/A	09/06/28	--	5,600,000.00	5,600,000.00	12/06/25
39	30315120	MU	Los Angeles	CA	Actual/360	5.250%	24,062.50	0.00	0.00	N/A	10/06/28	--	5,500,000.00	5,500,000.00	12/06/25
40	30315121	RT	Taylor	MI	Actual/360	5.487%	21,233.80	8,248.83	0.00	N/A	10/06/28	--	4,643,805.66	4,635,556.83	12/06/25
41	30315122	RT	Chicago	IL	Actual/360	5.350%	22,266.89	6,491.42	0.00	N/A	08/01/28	--	4,994,443.63	4,987,952.21	12/01/25
42	30315123	SS	Glendale	AZ	Actual/360	4.930%	18,025.72	8,601.86	0.00	N/A	07/01/28	--	4,387,598.59	4,378,996.73	12/01/25
43	30315124	RT	Houston	TX	Actual/360	5.320%	19,903.77	5,836.54	0.00	N/A	09/06/28	--	4,489,572.52	4,483,735.98	12/06/25
44	30315125	IN	Westerville	OH	Actual/360	5.000%	19,166.67	0.00	0.00	N/A	08/01/28	--	4,600,000.00	4,600,000.00	12/01/25
45	30315126	RT	Carbondale	IL	Actual/360	4.880%	12,792.71	9,156.85	0.00	N/A	08/01/28	--	3,145,748.91	3,136,592.06	12/01/25
46	30315127	RT	Rocky Hill	CT	Actual/360	5.270%	15,370.83	0.00	0.00	N/A	09/01/28	--	3,500,000.00	3,500,000.00	12/01/25
47	30315128	RT	Worcester	MA	Actual/360	5.060%	11,251.14	7,567.78	0.00	N/A	09/01/28	--	2,668,253.60	2,660,685.82	12/01/25
Totals							3,338,754.18	12,602,882.94	0.00				831,804,671.48	819,201,788.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	163,624,408.00	178,573,189.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,822,384.60	28,656,532.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	63,827,639.11	53,576,289.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3B2	63,827,639.11	53,576,289.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,104,953.34	11,004,259.59	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,325,966.33	4,116,996.24	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1A3	28,281,189.37	30,657,217.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1A4	28,281,189.37	30,657,217.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,122,942.44	14,084,734.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,274,524.00	4,804,136.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	4,556,378.00	4,912,735.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	4,556,378.00	4,912,735.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,973,719.74	3,148,345.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	01/18/25	1,386,536.35	5,652.91	116,657.09	116,657.09	0.00	0.00
12	9,523,316.00	8,248,008.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,420,890.00	2,293,264.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,069,663.44	3,074,303.44	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	11,907,811.68	12,674,096.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	11,907,811.68	12,674,096.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A6	11,907,811.68	12,674,096.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	9,366,781.54	9,210,601.61	07/01/24	06/30/25	--	0.00	0.00	73,115.62	73,115.62	0.00	0.00
16A5	9,366,781.54	9,210,601.61	07/01/24	06/30/25	--	0.00	0.00	48,743.75	48,743.75	0.00	0.00
17	2,947,277.20	3,052,707.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,456,098.50	66,242.59	04/01/24	03/31/25	--	0.00	0.00	89,042.80	364,248.80	0.00	0.00
19	2,763,770.00	2,835,927.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,231,533.00	1,898,484.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,145,932.85	2,201,824.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	9,166,812.70	9,723,893.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,793,625.77	1,629,865.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,224,614.17	1,441,315.04	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	904,660.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	805,636.00	929,830.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	663,163.06	237,150.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,420,815.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	847,134.17	674,482.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	839,306.61	901,896.54	01/01/25	06/30/25	--	0.00	0.00	37,692.88	37,692.88	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	778,086.00	812,074.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	596,240.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	893,737.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	657,898.19	738,345.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	599,057.28	603,434.22	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	304,664.29	258,349.28	07/01/24	06/30/25	12/11/25	0.00	0.00	0.00	0.00	0.00	0.00
42	633,883.00	684,808.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	530,263.38	544,715.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,253,927.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	448,767.88	383,815.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	264,237.18	312,347.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	316,088.50	239,230.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	526,537,410.10	522,910,487.71				1,386,536.35	5,652.91	365,252.14	640,458.14	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	30315076	11,959,200.00	Curtailment w/ yield maintenance	0.00	196,946.00
Totals		11,959,200.00		0.00	196,946.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	1	20,650,000.00	0	0.00	0	0.00	0	0.00	1	11,959,200.00	0	0.00	4.823781%	4.800315%	30
11/18/25	0	0.00	1	20,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816642%	4.793288%	31
10/20/25	1	20,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816806%	4.793452%	32
09/17/25	1	20,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	26,294,400.00	0	0.00	4.816985%	4.793630%	33
08/15/25	1	20,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.801793%	4.778675%	34
07/17/25	1	20,650,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.801960%	4.778841%	35
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.802142%	4.779023%	36
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.802307%	4.779187%	37
04/17/25	0	0.00	0	0.00	1	5,036,161.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.802487%	4.779366%	38
03/17/25	0	0.00	1	5,041,693.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.802650%	4.779528%	39
02/18/25	1	5,049,440.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.802860%	4.779737%	40
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.803021%	4.779897%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	30315090	11/01/25	0	5	116,657.09	116,657.09	0.00	30,000,000.00	11/01/23	98
16A2	30315038	11/06/25	0	B	73,115.62	73,115.62	0.00	15,000,000.00	12/01/22	6
16A5	30315041	11/06/25	0	B	48,743.75	48,743.75	0.00	10,000,000.00	12/01/22	6
18	30315099	08/06/25	3	3	89,042.80	364,248.80	0.00	20,650,000.00	11/04/25	2
34	30315115	11/01/25	0	B	37,692.88	37,692.88	0.00	6,107,483.87
Totals					365,252.14	640,458.14	0.00	81,757,483.87
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		789,201,789	768,551,789	20,650,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	819,201,789	798,551,789	0	0	20,650,000	0
Nov-25	831,804,671	781,154,671	30,000,000	20,650,000	0	0
Oct-25	832,393,221	781,743,221	20,650,000	30,000,000	0	0
Sep-25	833,031,740	782,381,740	20,650,000	0	30,000,000	0
Aug-25	859,909,377	809,259,377	20,650,000	0	30,000,000	0
Jul-25	860,490,090	809,840,090	20,650,000	0	30,000,000	0
Jun-25	861,121,055	831,121,055	0	0	30,000,000	0
May-25	861,696,521	831,696,521	0	0	30,000,000	0
Apr-25	862,322,432	827,286,270	0	0	35,036,162	0
Mar-25	862,892,696	827,851,003	0	5,041,693	30,000,000	0
Feb-25	863,619,842	828,570,402	5,049,440	0	30,000,000	0
Jan-25	864,184,489	834,184,489	0	0	30,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	30315090	30,000,000.00	30,000,000.00	71,400,000.00	07/19/24	5,757,700.00	1.85000	05/31/18	10/01/23	I/O
16A2	30315038	15,000,000.00	15,000,000.00	166,800,000.00	09/09/21	8,892,186.61	1.61000	06/30/25	10/06/28	I/O
16A5	30315041	10,000,000.00	10,000,000.00	166,800,000.00	09/09/21	8,892,186.61	1.61000	06/30/25	10/06/28	I/O
18	30315099	20,650,000.00	20,650,000.00	33,400,000.00	07/10/18	(16,437.41)	(0.03000)	03/31/25	09/06/28	I/O
41	30315122	4,987,952.21	4,987,952.21	7,400,000.00	09/03/25	236,906.28	0.69000	06/30/25	08/01/28	273
Totals		80,637,952.21	80,637,952.21	445,800,000.00		23,762,542.09

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	30315090	OF	IN	11/01/23	98

12/11/2025- Loan is secured by a 687,237sf office building located in Indianapolis, IN. The Loan transferred to Special Servicing on August 28th, 2023, due to imminent monetary default with an upcoming maturity date of 10/1/2023. Lender''s

	foreclosure com plaint and motion for the appointment of a receiver was filed with the courts on 2/2/2024. The motion for the appointment of a receiver was granted on 3/4/2024.

16A2	30315038	Various	NJ	12/01/22	6

12/05/2025: Loan transferred to Special Servicing on 12/01/22. The collateral consists of a portfolio of seven industrial and office properties totaling 640,983 SF class A & B assets located in Bloomfield, New Providence, and Piscataway, NJ. All

properties are well occupied at 98%+. Loan transferred for non-monetary defaults. Lender is pursuing legal remedies against Borrower as well as seeking approval for a Discounted pay off that has been negotiated with the Borrower that is

	expected to close within the next 90 days.

16A5	30315041	Various	NJ	12/01/22	6

12/05/2025: Loan transferred to Special Servicing on 12/01/22. The collateral consists of a portfolio of seven industrial and office properties totaling 640,983 SF class A & B assets located in Bloomfield, New Providence, and Piscataway, NJ. All

properties are well occupied at 98%+. Loan transferred for non-monetary defaults. Lender is pursuing legal remedies against Borrower as well as seeking approval for a Discounted pay off that has been negotiated with the Borrower that is

	expected to close within the next 90 days.

18	30315099	MF	TN	11/04/25	2

12/11/2025 - The Loan was transferred to Special Servicing effective November 06, 2025, for Monetary Default. The Borrower has missed the September 2025 payment onwards. The collateral comprises two garden-style multifamily properties totaling 560 units in Memphis, TN: Highland Chateau and Highland Hills. PNA and Hello Letter have been delivered and PNA has been executed. Borrower is requesting a short term forbearance. The Special Servicer is reviewing this request and has asked the Borrower for further operating information, which has not been provided to Lender''s satisfaction as of the date of this comment. An updated appraisal has been ordered and is in process.

41	30315122	RT	IL	04/04/25	98

12/11/2025 - Loan transferred to SS on 4/8/2025 due to payment default. Collateral is a 16,052 sf retail property located in Chicago, Illinois and is currently 77% occupied to six tenants. Borrower has refused to sign a PNL. Counsel has been engaged and is working to rectify existing defaults, including but not limited to, compliance with cash management and past-due financial reporting. Loan is current, with the next payment due on 1/1/2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30315079	44,848,809.85	4.75500%	44,848,809.85	4.75500%	8	06/02/20	05/01/20	06/10/20
4	30315079	44,615,617.16	4.75500%	44,615,617.16	4.75500%	8	09/03/20	08/01/20	09/18/20
4	30315079	0.00	4.75500%	0.00	4.75500%	10	04/21/23	04/21/23	05/03/23
23	30315104	0.00	5.17500%	0.00	5.17500%	8	10/30/20	06/01/20	11/25/20
29	30315110	8,358,607.64	5.83000%	8,358,607.64	5.83000%	8	05/08/20	05/01/20	05/19/20
32	30315113	7,285,000.00	5.05800%	7,285,000.00	5.05800%	10	04/30/20	05/06/20	05/01/20
Totals		60,259,224.80		60,259,224.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	6,250.00	0.00	0.00	(188.43)	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16A5	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,302.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.88	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,260.41	0.00	0.00	(188.43)	0.00	0.00	1.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,073.86

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2018-L1 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27